As filed with the Securities and Exchange Commission on May 28, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22335)

Evermore Funds Trust
(Exact name of registrant as specified in charter)

89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Address of principal executive offices) (Zip code)

Eric LeGoff
Evermore Funds Trust
89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Name and address of agent for service)

(908) 378-2882
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS - 90.8%
Asset Management & Custody - 2.3%
153,200	ING U.S., Inc. (United States) 1	$5,556,564

Automobiles - 1.5%
81,423	EXOR SpA (Italy)	3,654,596

Automobile Components - 0.4%
33,500	Blue Solutions SA (France)*	1,038,409

Building Products - 3.0%
256,600	LIXIL Group (Japan)	7,075,363

Cable & Satellite - 2.9%
807,977	Sky Deutschland AG (Germany)*	6,968,102

Casinos & Gaming - 5.1%
537,188	OPAP SA (Greece)	8,658,712
193,900	Universal Entertainment Corp. (Japan)	3,539,288
		12,198,000
Construction & Engineering - 11.5%
88,544	Compagnie d'Enterprises (Belgium)	9,622,041
434,000	Fomento de Contrucciones (Spain)*	9,886,330
2,037,120	Maire Tecnimont SpA (Italy)*	7,633,552
		27,141,923
Diversified Financial Services - 6.4%
45,183	Ackermans & van Haaran NV (Belgium)	5,711,756
676,100	ING Groep NV (Netherlands)*	9,570,484
		15,282,240
Diversified Telecommunication Services - 4.5%
148,369	Comverse, Inc. (United States)*	5,130,600
92,344	Ei Towers SpA (Italy) 1	5,457,668
		10,588,268
Household Durables - 2.2%
278,157	Retail Holdings NV (Hong Kong)	5,340,614

Industrial Conglomerates - 10.8%
15,171	Bollore SA (France)	9,619,426
13,791,000	K1 Ventures Ltd. (Singapore)	2,148,848
183,941	Sistema JSFC - GDR (Russia)	4,140,512
361,000	Thyssenkrupp AG (Germany)*	9,680,611
		25,589,397
Insurance - 8.2%
332,650	Ambac Financial Group, Inc. (United States)*	10,322,129
686,440	UNIQA Insurance Group AG (Austria)	9,111,617
		19,433,746
Machinery - 2.4%
60,900	Vossloh AG (Germany)	5,753,815

Media - 9.9%
3,121,484	Promotora de Informaciones SA (Spain)	1,806,141
1,889,576	Promotora de Informaciones SA - Class B (Spain) ADR	6,613,516
193,100	SONY Corp. (Japan)	3,689,320
409,966	Vivendi SA (France)	11,420,106
		23,529,083
Multi-line Insurance - 5.8%
141,300	American International Group, Inc. (United States)	7,066,413
375,400	Genworth Financial, Inc. (United States)* 1	6,655,842
		13,722,255
Oil & Gas Drilling - 2.5%
9,968,799	Sevan Drilling AS (Norway)*	5,976,818

Oil & Gas Equipment & Services - 1.7%
1,340,664	Pulse Seismic, Inc. (Canada)*	3,953,473

Other Diversified Financial Services - 2.9%
441,900	American Capital Ltd. (United States)*	6,977,601

Real Estate Management & Development - 2.4%
1,402,109	Prime Office AG (Germany)*	5,590,124

Specialty Chemicals - 4.3%
880,613	Alent PLC (United Kingdom)	4,653,891
768,296	Vesuvius PLC (United Kingdom)	5,578,129
		10,232,020
Transportation Infrastructure - 0.1%
15,400	Tanker Investments Ltd. (Norway)*	199,322

TOTAL COMMON STOCKS
(Cost $175,446,515)		215,801,733

PARTNERSHIP & TRUST- 2.1%
Real Estate Investment Trust - 2.1%
965,172	Gramercy Property Trust, Inc. (United States)	4,980,288

TOTAL PARTNERSHIP & TRUST
(Cost $4,289,877)		4,980,288

WARRANTS - 2.3%
Consumer Finance - 0.4%
28,543	Capital One Financial Corp., Expiration: November, 2018, Exercise Price $42.13 (United States)*	1,008,995

Diversified Financial Services - 1.0%
165,060	Bank of America Corp., Expiration: January, 2019, Exercise Price $13.30 (United States)*	1,356,793
42,700	JPMorgan Chase & Co., Expiration: October, 2018, Exercise Price: $42.42 (United States)*	862,540
		2,219,333

Insurance - 0.9%
99,000	Ambac Financial Group, Inc., Expiration: April, 2023, Exercise Price $16.67 (United States)*	2,019,600

Media - 0.0%
8,059,777	Promotora de Informaciones SA - Class A, Expiration: June, 2014, Exercise Price $2.00 (Spain)	111,036

TOTAL WARRANTS
(Cost $7,291,938)		5,358,964

Principal Amount
CORPORATE BONDS - 1.2%
Construction & Engineering - 0.4%
	Jack-Up InvestCo 3 Ltd.
700,000	11.000%, 1/3/2018 (Denmark)	993,291
Insurance - 0.8%
	Ambac Assurance Corp.
1,900,000	5.100%, 6/7/2020 (United States)	1,873,875

TOTAL CORPORATE BONDS
(Cost $2,724,117)		2,867,166

Contracts (100 Shares per contract)
CALL OPTION PURCHASED - 0.2%
HEDGES - 0.2%
5,000	iShares Barclays 20+ Year Treasury Bond Fund, Expiration: June, 2014, Strike Price: $111.00, (United States)*	555,000
TOTAL CALL OPTION PURCHASED
(Cost $360,048)		555,000

Shares
SHORT-TERM INVESTMENT - 2.9%
Money Market Fund - 2.9%
6,961,391	Invesco Liquid Assets Portfolio-Institutional Class, 0.000% 2	6,961,391
TOTAL SHORT-TERM INVESTMENT
(Cost $6,961,391)		6,961,391

TOTAL INVESTMENTS IN SECURITIES - 99.5%
(Cost $197,073,886)		236,524,542
Other Assets in Excess of Liabilities - 0.5%		1,293,741
TOTAL NET ASSETS - 100.0%		$237,818,283

*	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
1	All or a portion of this security was segregated as collateral for forward currency contracts.
2	Seven-day yield as of March 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

	Percent of
Country	Net Assets
United States	25.8%
Germany	11.8%
France	9.3%
Spain	7.8%
Italy	7.0%
Belgium	6.5%
Japan	6.0%
United Kingdom	4.3%
Netherlands	4.0%
Austria	3.8%
Greece	3.6%
Norway	2.6%
Hong Kong	2.3%
Canada	1.7%
Russia	1.7%
Singapore	0.9%
Denmark	0.4%
Cash & Equivalents ^	0.5%
Total	100.0%

^Includes money market fund and other assets in excess of liabilities.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments		$198,124,906
Gross unrealized appreciation		46,421,044
Gross unrealized depreciation		(8,021,408)
Net unrealized appreciation		$38,399,636

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Evermore Global Value Fund
Summary of Fair Value Exposure at March 31, 2014 (Unaudited)

The Evermore Global Value Fund (the "Fund") utilizes various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three Levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2014 (see Schedule of Investments for industry breakout):

	Level 1	Level 2	Level 3	Total
Common Stocks	$215,801,733	$-	$-	$215,801,733
Partnership & Trust	4,980,288	-	-	4,980,288
Warrants	5,358,964	-	-	5,358,964
Corporate Bonds	-	2,867,166	-	2,867,166
Call Option Purchased		555,000	-	555,000
Short-Term Investment	6,961,391	-	-	6,961,391
Total Investments in Securities	$233,102,376	$3,422,166	$-	$236,524,542

Other Financial Instruments #
Unrealized appreciation	$-	$125,163	$-	$125,163
Unrealized depreciation	-	(293,459)	-	(293,459)
Total Investments in Other
Financial Instruments	$-	$(168,296)	$-	$(168,296)

# Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instruments.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may employ hedging strategies.  Hedging is a technique designed to reduce a potential loss to a fund as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates between U.S. and foreign securities or between different foreign currencies, and broad or specific market movements.  When pursuing these hedging strategies, the Fund will primarily engage in forward foreign currency contracts.  However, the Fund also may engage in the following currency transactions:  currency futures contracts, currency swaps, options on currencies, or options on currency futures.  In addition, the Fund may engage in other types of transactions, such as the purchase and sale of exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments; and the purchase and sale of financial and other futures contracts and options on futures contracts.

As of March 31, 2014, the Fund had the following forward currency contracts outstanding with Morgan Stanley (Unaudited):

						Net Unrealized
Currency to be	Amount of Currency	Settlement	Currency to be	Amount of Currency		Appreciation
Received	to be Received	Date	Delivered	to be Delivered	Fair Value	(Depreciation)
U.S. Dollars	126,635,258	6/11/2014	Euro	92,077,600	126,836,337	(201,079)
U.S. Dollars	10,186,111	6/11/2014	British Pound	6,106,000	10,174,055	12,055
U.S. Dollars	13,328,596	6/11/2014	Japanese Yen	1,364,400,000	13,224,099	104,497
Norwegian Krone	4,600,000	6/11/2014	U.S. Dollars	757,453	766,065	8,611
U.S. Dollars	6,917,085	6/11/2014	Norwegian Krone	42,044,000	7,001,830	(84,745)
U.S. Dollars	2,184,513	6/11/2014	Singapore Dollar	2,757,400	2,192,148	(7,635)
Net Value of Outstanding Forward Currency Contracts					$160,194,534	$(168,296)

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Evermore    Evermore Funds Trust

By (Signature and Title)*        /s/ Eric LeGoff
Eric LeGoff, Chief Executive Officer

Date           5/22/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Eric LeGoff
Eric LeGoff, Chief Executive Officer

Date           5/22/14

By (Signature and Title)*            /s/ Salvatore DiFranco
Salvatore DiFranco, Chief Financial Officer

Date           5/22/14

* Print the name and title of each signing officer under his or her signature.